Document	Apr. 17, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 17, 2020
Entity Registrant Name	Unit Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9260
Entity Tax Identification Number	73-1283193
Entity Address, Address Line One	8200 South Unit Drive,
Entity Address, City or Town	Tulsa,
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74132
Entity Address, Country	US
City Area Code	(918)
Local Phone Number	493-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	UNT
Security Exchange Name	NYSE
Entity Central Index Key	0000798949
Amendment Flag	false